Schedule of Convertible Debt and Embedded Derivative Conversion (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Accretion	$ 578,675
Host debt instrument [member]
IfrsStatementLineItems [Line Items]
Ending Balance			$ 11,027
Accretion			19,943
Conversion			(30,970)
Ending Balance
Embedded conversion feature [member]
IfrsStatementLineItems [Line Items]
Ending Balance			80,342
Accretion
Conversion			(80,342)
Ending Balance
Total [member]
IfrsStatementLineItems [Line Items]
Ending Balance			91,369
Accretion			19,943
Conversion			(111,312)
Ending Balance